Taxation - Additional Information (Detail) - HKD ($) $ in Millions	3 Months Ended	12 Months Ended					57 Months Ended
	Mar. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022	Jul. 01, 2019
Taxation [Line Items]
Cultural Development Fee rate on advertising services revenue					3.00%
Percent of tax rate reduction on cultural development fee								50.00%
Income tax rate		25.00%	25.00%	25.00%
Expiration period for tax losses						5 years
High and New Technology Enterprises [Member]
Taxation [Line Items]
Expiration period for tax losses						5 years
High and New Technology Enterprises [Member] | New tax legislation [Member]
Taxation [Line Items]
Expiration period for tax losses						10 years
Services provided [Member]
Taxation [Line Items]
VAT rate		6.00%
Sales of general goods [Member]
Taxation [Line Items]
VAT rate		13.00%
Electronic Publications [Member]
Taxation [Line Items]
VAT rate		9.00%
Hong Kong [Member]
Taxation [Line Items]
Income tax rate	16.50%
Tax rate below threshold							8.25%
Threshold limit							$ 2
Tax rate above threshold							16.50%
China [Member]
Taxation [Line Items]
Income tax rate		25.00%
Withholding tax rate		10.00%
Beneficial withholding tax rate		5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)		25.00%
China [Member] | High and New Technology Enterprises [Member]
Taxation [Line Items]
Preferential tax rate		15.00%
Preferential income tax rate period (years)		3 years
China [Member] | High and New Technology Enterprises [Member] | Youdao Information [Member]
Taxation [Line Items]
Preferential tax rate		15.00%
China [Member] | High and New Technology Enterprises [Member] | NetEase Youdao Information Technology (Hangzhou) Co., Ltd. ("Youdao Hangzhou") [Member]
Taxation [Line Items]
Preferential tax rate		15.00%
China [Member] | High and New Technology Enterprises [Member] | Beijing Lingshi Ruifeng Education Technology Co., Ltd [Member]
Taxation [Line Items]
Preferential tax rate		15.00%